UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

Form 13F File Number: 28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph B. Wollard
Title: Assistant Secretary
Phone: (212) 559-1000

Signature, Place, and Date of Signing: J. B. Wollard

/s/ Joseph B. Wollard New York, New York February 14, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

---

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Summary Page
December 31, 2000

Report Summary:

Number of Other Included Managers:	38
Form 13F Information Table Entry Total:	82
Form 13F Information Table Value Total:	$920,714,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-3072	399 Venture Partners, Inc.
2*	28-1876	Associated Madison Companies, Inc.
3		Citibank Canada
4	28-5339	Citibank International Plc
5	28-5341	Citibank Investments Limited
6	28-749	Citibank, N.A.
7		Citibank (New York State)
8	28-5347	Citibank Overseas Investment Corporation
9	28-1833	Citibank (Switzerland)
10	28-4500	Citicorp
11	28-7574	Citicorp Banking Corporation
12		Citicorp Funding, Inc.
13		Citicorp Strategic Technology Corporation
14	28-1090	Citicorp Venture Capital, Ltd.
15	28-5343	Citigroup Holdings Company
16	28-4024	SSB Citi Fund Management LLC
17*	28-5154	PFS Services, Inc.
18	28-4684	Plaza LLC
19	28-4442	The Robinson-Humphrey Company, LLC
20	28-2568	Salomon Brothers Asset Management Inc.
21	28-7570	Salomon Brothers Europe Limited
22	28-1114	Salomon Brothers Holding Company Inc.
23	28-7568	Salomon Brothers International Limited
24		Salomon Brothers UK Equity Limited
25	28-7566	Salomon International LLC
26	28-1109	Salomon Smith Barney Holdings Inc.
27	28-5410	Salomon Smith Barney Inc.
28	28-3197	SAMBA Capital Management International Limit
29	28-7564	Saudi American Bank
30	28-5476	Smith Barney Corporate Trust Company
31		SSB Citi Asset Management Limited
32	28-3308	Travelers Asset Management International Company LLC
33	28-5774	Travelers Property Casualty Corp.
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36*	28-4152	The Travelers Insurance Group Inc.
37	28-2551	The Travelers Investment Management Company
38*	28-6022	Tribeca Management, L.L.C.

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/00

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 02/15/01)											
ACNIELSEN CORP	EQU	004833109000	12,753	350,000		X		2,17,35,36,38			350,000
ACTIVE VOICE CORP	EQU	004938106000	9,273	471,000		X		2,17,35,36,38			471,000
*** CONCORD PACIFIC GROUP INC	EQU	205936107001	79	138,451		X		2,17,35,36,38			138,451
SDL INC	EQU	784076101000	4,854	35,000		X		2,17,35,36,38			35,000
TOTAL MARKET VALUE FOR THIS PAGE				26,959							

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/00

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 06/30/01)											
*** ACCORD NETWORKS	EQU	M01690102001	598	73,000		X		2,17,35,36,38			73,000
*** AT&T CANADA INC	EQU	00207Q202001	1,508	52,000		X		2,17,35,36,38			52,000
ABOUT.COM INC	EQU	003736105000	5,732	215,300		X		2,17,35,36,38			215,300
AVIS GROUP HOLDINGS INC	EQU	053790101000	6,500	200,000		X		2,17,35,36,38			200,000
BINDLEY WESTERN INDUSTRY INC	EQU	090324104000	6,122	150,000		X		2,17,35,36,38			150,000
*** BIOCHEM PHARMA INC	EQU	09058T108001	1,578	50,000		X		2,17,35,36,38			50,000
CASCADE CORP	EQU	147195101000	1,930	119,700		X		2,17,35,36,38			119,700
CENTURY SOUTH BKS INC	EQU	156683104000	3,263	100,000		X		2,17,35,36,38			100,000
CHRIS CRAFT INDUSTRIES INC	EQU	170520100000	13,500	200,000		X		2,17,35,36,38			200,000
GEORGIA PAC CORP COM TIMBER	EQU	373298702000	7,594	250,000		X		2,17,35,36,38			250,000
GREAT PLAINS SOFTWARE INC	EQU	39119E105000	11,703	250,000		X		2,17,35,36,38			250,000
HARCOURT GENERAL INC	EQU	41163G101000	7,113	125,000		X		2,17,35,36,38			125,000
HERTZ CORP CL A	EQU	428040109000	1,700	50,000		X		2,17,35,36,38			50,000
HONEYWELL INTL INC	EQU	438516106000	4,646	105,000		X		2,17,35,36,38			105,000
IBP INC	EQU	449223106000	4,200	150,000		X		2,17,35,36,38			150,000
IMPERIAL BANCORP	EQU	452556103000	10,525	400,000		X		2,17,35,36,38			400,000
INFINITY BROADCASTING CORP NEW	EQU	45662S102000	15,900	600,000		X		2,17,35,36,38			600,000
INTERMEDIA COMMUNICATION INC	EQU	458801107000	1,656	200,000		X		2,17,35,36,38			200,000
IPALCO ENTERPRISES INC	EQU	462613100000	9,625	400,000		X		2,17,35,36,38			400,000
KEEBLER FOODS CO	EQU	487256109000	18,575	446,900		X		2,17,35,36,38			446,900
*** MACKENZIE FINANCIAL CORP	EQU	554531103001	1,775	100,000		X		2,17,35,36,38			100,000
M S CARRIERS INC	EQU	553533100000	2,012	61,800		X		2,17,35,36,38			61,800
PROFESSIONAL GROUP INC (NEW)	EQU	742954100000	3,016	125,000		X		2,17,35,36,38			125,000
QUORUM HEALTH GROUP INC	EQU	749084109000	3,860	250,000		X		2,17,35,36,38			250,000
SILICON VALLEY GROUP INC	EQU	827066101000	8,055	305,400		X		2,17,35,36,38			305,400
SUMMIT BANCORP	EQU	866005101000	14,156	375,000		X		2,17,35,36,38			375,000
TEXACO INC	EQU	881694103000	6,281	100,000		X		2,17,35,36,38			100,000
US BANCORP DEL	EQU	902973106000	1,456	50,300		X		2,17,35,36,38			50,300
UNION CARBIDE CORP	EQU	905581104000	5,100	100,000		X		2,17,35,36,38			100,000
VOICESTREAM WIRELESS CORP	EQU	928615103000	14,140	140,000		X		2,17,35,36,38			140,000
WILLAMETTE INDUSTRIES INC	EQU	969133107000	2,313	50,000		X		2,17,35,36,38			50,000

TOTAL MARKET VALUE FOR THIS PAGE 196,132

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/00

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	SHARED (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 12/31/01)											
GPU INC	EQU	36225X100000	7,288	200,000		X		2,17,35,36,38			200,000
TOTAL MARKET VALUE FOR THIS PAGE				7,288							

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/00

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: LONG-TERM ARBITRAGE & CONVERGENCE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 02/14/02)											
*** GLOBAL CROSSING CONV PFD	EQU	G3921A126001	1,915	38,200		X		2,17,35,36,38			38,200
*** GLOBAL CROSSING LTD 6.75%	EQU	G3921A134001	15,212	105,000		X		2,17,35,36,38			105,000
*** LORAL SPACE & COMMNS 6%	EQU	G56462149001	5,041	400,000		X		2,17,35,36,38			400,000
AFFYMETRIX INC CONV	COR	00826TAB40B0	38,583	31,400,000		X		2,17,35,36,38			31,400,000
AKAMAI TECHNOLOGIES INC	COR	00971TAA90B0	11,447	27,500,000		X		2,17,35,36,38			27,500,000
ALLERGEN CONV ZERO CPN	COR	018490AB80B0	8,085	12,000,000		X		2,17,35,36,38			12,000,000
ALLIED RISER COMMUNICATIONS	COR	019496AA60B0	2,060	8,000,000		X		2,17,35,36,38			8,000,000
AMERITRADE HLD INC 5.34% CONV	COR	03072HAB50B0	3,740	8,000,000		X		2,17,35,36,38			8,000,000
CV THERAPEUTICS	COR	126667AA20R0	18,302	15,494,000		X		2,17,35,36,38			15,494,000
CHARTER COMM INC CONV	COR	16117MAA50B0	31,831	27,500,000		X		2,17,35,36,38			27,500,000
CITRIX SYSTEMS INC SUB DEB	COR	177376AB60B0	8,970	23,000,000		X		2,17,35,36,38			23,000,000
COR THERAPEUTICS INCCV	COR	217753AC60B0	5,344	5,000,000		X		2,17,35,36,38			5,000,000
CURAGEN CORP CONV	COR	23126RAA90B0	11,430	17,825,000		X		2,17,35,36,38			17,825,000
DIAMOND OFFSHORE DRILLING INC	COR	25271CAB80B0	2,020	4,000,000		X		2,17,35,36,38			4,000,000
DIGITAL IS INC DEL	COR	25385NAA90B0	148	700,000		X		2,17,35,36,38			700,000
E TRADE GROUP	COR	269246AA20R0	9,197	17,190,000		X		2,17,35,36,38			17,190,000
E TRADE GROUP	COR	269246AB00R0	23,973	44,810,000		X		2,17,35,36,38			44,810,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC40B0	3,071	3,000,000		X		2,17,35,36,38			3,000,000
GENERAL SEMICONDUCTOR INC CV	COR	370787AB90B0	4,681	7,000,000		X		2,17,35,36,38			7,000,000
HUMAN GENOME CONV	COR	444903AF50B0	6,916	5,500,000		X		2,17,35,36,38			5,500,000
IMCLONE SYS INC CV	COR	45245WAD10B0	19,663	22,000,000		X		2,17,35,36,38			22,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AG90B0	2,050	2,000,000		X		2,17,35,36,38			2,000,000
INTERLIANT INC CONV	COR	458742AA10B0	3,044	9,740,000		X		2,17,35,36,38			9,740,000
INTL RECTIFIER CONV	COR	460254AD70B0	10,965	17,000,000		X		2,17,35,36,38			17,000,000
MANUGISTICS GROUP INC CONV	COR	565011AA10B0	13,050	10,000,000		X		2,17,35,36,38			10,000,000
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605000	350	50,000		X		2,17,35,36,38			50,000
ONI SYSTEMS CORP CONV BD	COR	68273FAA10B0	1,238	2,000,000		X		2,17,35,36,38			2,000,000
PEREGRINE SYS CONV	COR	71366QAA90B0	6,624	7,000,000		X		2,17,35,36,38			7,000,000
PERKINELMER INC CONV	COR	714046AA70B0	54,347	82,500,000		X		2,17,35,36,38			82,500,000
QUANTUM CORP DEL CV	COR	747906AC90B0	3,522	4,650,000		X		2,17,35,36,38			4,650,000
RF MICRO DEVICES INC CONV	COR	749941AA80B0	13,934	17,500,000		X		2,17,35,36,38			17,500,000
REDBACK NETWORKS INC CV	COR	757209AA90B0	6,269	11,800,000		X		2,17,35,36,38			11,800,000
REDBACK NETWORKS INC CV	COR	757209AB70B0	33,044	62,200,000		X		2,17,35,36,38			62,200,000
SANMINA CORP CV ZERO CPN	COR	800907AC10B0	27,000	75,000,000		X		2,17,35,36,38			75,000,000
SEMTECH CORP CONV -REG-	COR	816850AD30R0	16,479	23,500,000		X		2,17,35,36,38			23,500,000
SEPRACOR INC CONV	COR	817315AL80B0	52,130	52,000,000		X		2,17,35,36,38			52,000,000
SOLECTRON CORP CONV	COR	834182AL10B0	46,725	89,000,000		X		2,17,35,36,38			89,000,000
*** TELEFONOS DE MEXICO SA DE	COR	879403AD50B1	4,320	4,000,000		X		2,17,35,36,38			4,000,000
TERAYON COMMUNICATIONS SYSTEMS	COR	880775AA90B0	6,654	31,500,000		X		2,17,35,36,38			31,500,000

TOTAL MARKET VALUE FOR THIS PAGE 533,374

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/00

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
TRANSWITCH CORP CV-RULE 144A	COR	894065AA90B0	13,631	17,200,000		X		2,17,35,36,38			17,200,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAB90B0	5,804	7,056,000		X		2,17,35,36,38			7,056,000
*** TYCO INTL CONV	COR	902124AA40B1	115,115	154,000,000		X		2,17,35,36,38			154,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH50B0	12,844	25,000,000		X		2,17,35,36,38			25,000,000
VENTRO CORP CV	COR	922815AA30B0	2,126	15,750,000		X		2,17,35,36,38			15,750,000
VIMPELCOM CONV	COR	927185AA60B0	5,963	7,500,000		X		2,17,35,36,38			7,500,000
VITESSE SEMICONDUCTOR CV	COR	928497AB20B0	1,478	2,000,000		X		2,17,35,36,38			2,000,000
TOTAL MARKET VALUE FOR THIS PAGE			156,961								
TOTAL			920,714								